DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS
Summary of consolidated statements of income and comprehensive income and cash flows

Consolidated statements of income and comprehensive income

2015

Revenues	$194.1
Expenses	213.6

Loss before income taxes	(19.5)
Income taxes	(3.4)
Loss on disposal of businesses	(3.6)

Loss and comprehensive loss from discontinued operations	$(19.7)

Consolidated statements of cash flows

Cash flows related to operating activities	$(21.3)
Cash flows related to investing activities	(1.2)

Cash flows used in discontinued operations	$(22.5)